Expense Example	Jun. 29, 2026 USD ($)
S 000080117 [Member] | C 000241789 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,866
S 000080116 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	$ 1,733